Legal and Regulatory Actions	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Legal and Regulatory Actions
27. Legal and Regulatory Actions
The Company is, from time to time, involved in litigation relating to claims arising out of its operations in the ordinary course of business. Based on the information currently available to the Company, the Company does not believe that any of these claims that were outstanding as of December 31, 2019 will have a material adverse impact on its financial position or results of operations. The Company’s accounting policy is to accrue for legal costs as they are incurred.
Coloplast
—The Company is presently named as
co-defendant
along with other companies in a small percentage of the transvaginal surgical mesh (“TSM”) mass tort claims being brought in various state and federal courts. The TSM litigation has as its catalyst various Public Health Notifications issued by the FDA with respect to the placement of certain TSM implants that were the subject of 510k regulatory clearance prior to their distribution. The Company does not process or otherwise manufacture for distribution in the U.S. any implants that were the subject of these FDA Public Health Notifications. The Company denies any allegations against it and intends to continue to vigorously defend itself.
In addition to claims made directly against the Company, Coloplast, a distributor of TSM’s and certain allografts processed
and private labeled for them under a contract with the Company, has also been named as a defendant in individual TSM cases in various federal and state courts. Coloplast requested that the Company indemnify or defend Coloplast in those claims which allege injuries caused by the Company’s allograft implants, and on April 24, 2014, Coloplast sued RTI Surgical, Inc. in the Fourth Judicial District of Minnesota for declaratory relief and breach of contract. On December 11, 2014, Coloplast entered into a settlement agreement with RTI Surgical, Inc. and Tutogen Medical, Inc. (the “Company Parties”) resulting in dismissal of the case.
Under

the terms of the settlement agreement, the Company Parties are responsible for the defense and indemnification of two
categories of present and future claims:
(1)
 tissue only (where Coloplast is solely the distributor of Company processed allograft tissue and no
Coloplast-manufactured or distributed synthetic mesh is identified) (“Tissue Only Claims”), and
(2)
 tissue plus
non-Coloplast
synthetic mesh
(“Tissue-Non-Coloplast
Claims”) (the Tissue Only Claims and the
Tissue-Non-Coloplast
Claims being collectively referred to as “Indemnified Claims”). As of December
31,
2019,
there are a cumulative total of
1,139
Indemnified Claims for which the Company Parties are providing defense and indemnification. The defense and indemnification of these cases are covered under the Company’s insurance policy subject to a reservation of rights by the insurer.
Based on the current information available to the Company, the impact that current or any future TSM litigation may have on the Company cannot be reasonably estimated.
LifeNet
—On June 27, 2018, LifeNet Health, Inc. (“LifeNet”) filed a patent infringement lawsuit in the United States District Court for the Middle District of Florida (since moved to the Northern District of Florida) claiming infringement of five of its patents by the Company. The suit requests damages, enhanced damages, reimbursement of costs and expenses, reasonable attorney fees, and an injunction. The asserted patents are now expired. On April 7, 2019, the Court granted the Company’s request to stay the lawsuit pending the U.S. Patent Trial and Appeal Board’s (PTAB) decision whether to institute review of the patentability of LifeNet’s patents. On August 12, 2019 the PTAB instituted review of three LifeNet patents, and on September 3 the PTAB instituted review of the remaining two. Final decisions with respect to the patentability of LifeNet’s patents (which may be appealed by either party) is expected to take place in the second half of 2020. The Company continues to believe the suit is without merit and will vigorously defend its position.
SEC Investigation
—As previously disclosed in the RTI’s Current Report on Form
8-K
filed with the SEC on March 16, 2020, the Audit Committee of the Board of Directors of RTI, with the assistance of independent legal and forensic accounting advisors, conducted an internal investigation of matters relating to the Company’s revenue recognition practices for certain contractual arrangements, primarily with OEM customers, including the accounting treatment, financial reporting and internal controls related to such arrangements (the “Investigation”). The Investigation was precipitated by an investigation by the SEC initially related to the periods 2014 through 2016. The SEC investigation is ongoing, and the Company is cooperating with the SEC in its investigation. Based on the current information available to the Company the financial or other impact of the Investigation cannot be reasonably determined.